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DF DENT MIDCAP GROWTH FUND DF DENT SMALL CAP GROWTH FUND (the “Funds”) Supplement dated June 18, 2024 to the Prospectus dated November 1, 2023, as supplemented
DF Dent Midcap Growth Fund
1.Effective June 1, 2024, the section entitled “Performance Information” beginning on p.14 of the DF Dent Midcap Growth Fund prospectus is hereby deleted in its entirety and replaced with the following:
Performance Information

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Investor Shares from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. The historical performance of the Fund’s Investor Class shares is used to calculate the performance of the Fund’s Institutional Class and Institutional Plus Class shares. Each share class is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes do not have the same charges and expenses. The performance figures have not been adjusted to reflect applicable class fees and expenses. Updated performance information is available at www.dfdent.com or by calling (866) 2DF-DENT or (866) 233-3368 (toll free).

Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.

Annual Returns as of December 31 Investor Shares

During the period shown, the highest return for a quarter was 26.74% for the quarter ended June 30, 2020, and the lowest return was -19.51% for the quarter ended June 30, 2022.

The calendar year-to-date total return as of March 31, 2024 was 7.61%.

Average Annual Total Returns (For the periods ended December 31, 2023)
Average Annual Total Returns - DF Dent Midcap Growth Fund	1 Year	5 Years		10 Years
DF Dent Midcap Growth Fund - Institutional Plus Shares	23.02%	11.98%	[1]	9.48%	[1]
DF Dent Midcap Growth Fund - Institutional Shares	22.97%	11.95%		9.47%	[2]
DF Dent Midcap Growth Fund - Investor Shares	22.91%	11.88%		9.42%
DF Dent Midcap Growth Fund - Investor Shares | After Taxes on Distributions	22.91%	11.63%		9.00%
DF Dent Midcap Growth Fund - Investor Shares | After Taxes on Distributions and Sales	13.56%	9.46%		7.60%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	25.87%	13.81%		10.57%
Russell 2500® Index (reflects no deduction for fees, expenses or taxes)	17.42%	11.67%		8.36%
[1]	Institutional Plus Shares commenced operations on November 1, 2021. Performance for the 5 year and 10 year periods is a blended average annual return which includes the returns of Investor Shares and Institutional Shares prior to the commencement of operations of Institutional Plus Shares.
[2]	Institutional Shares commenced operations on November 29, 2017. Performance for the 10 year period is a blended average annual return which includes the returns of Investor Shares (inception date July 1, 2011) prior to the commencement of operations of Institutional Shares.

Effective June 1, 2024, the Fund changed its primary benchmark index from the Russell Midcap® Growth Index to the Russell 2500® Index due to regulatory requirements. The Fund retained the Russell Midcap® Growth Index as a secondary benchmark because the Russell Midcap® Growth Index more closely reflects the market sectors in which the Fund invests.

Russel Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2500® Index is a float-adjusted capitalization weighted index of equity securities issued by the approximately 2,500 smallest issues of Russell 3000 Index. The Russell 2500 Index measures the performance of the small to mid-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Russell 2500 Index is a subset of the Russell 3000 Index, which measures the performance of the broad U.S. equity market, as defined by FTSE Russell.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After- tax returns are shown only for the Fund's Investor Shares and after-tax returns for other share classes will vary.

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

DF Dent Small Cap Growth Fund
2.Effective June 1, 2024, the section entitled “Performance Information” beginning on p.23 of the DF Dent Small Cap Growth Fund prospectus is hereby deleted in its entirety and replaced with the following:
Performance Information

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Investor Shares from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. The historical performance of the Fund’s Investor Class shares is used to calculate the performance of the Fund’s Institutional Class shares. Each share class is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes do not have the same charges and expenses. The performance figures have not been adjusted to reflect applicable class fees and expenses. Updated performance information is available at www.dfdent.com or by calling (866) 2DF-DENT or (866) 233-3368 (toll free).

Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.

Annual Returns as of December 31 Investor Shares

During the period shown, the highest return for a quarter was 30.73% for the quarter ended June 30, 2020 and the lowest return was -20.30% for the quarter ended March 31, 2020.

The calendar year-to-date total return as of March 31, 2024 was 8.30%.

Average Annual Total Returns (For the periods ended December 31, 2023)
Average Annual Total Returns - DF Dent Small Cap Growth Fund	1 Year	5 Years	10 Years
DF Dent Small Cap Growth Fund - Institutional Shares	22.38%	12.50%	9.01%	[1]
DF Dent Small Cap Growth Fund - Investor Shares	22.27%	12.38%	8.95%
DF Dent Small Cap Growth Fund - Investor Shares | After Taxes on Distributions	22.27%	12.02%	8.48%
DF Dent Small Cap Growth Fund - Investor Shares | After Taxes on Distributions and Sales	13.18%	9.86%	7.17%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	18.66%	9.22%	7.16%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	16.93%	9.97%	7.16%
[1]	Institutional Shares commenced operations on November 20, 2017. Performance for the Since Inception period is a blended average annual return which includes the returns of Investor Shares (inception date November 1, 2013) prior to the commencement of operations of Institutional Shares.

Effective June 1, 2024, the Fund changed its primary benchmark index from the Russell 2000® Growth Index to the Russell 2000® Index due to regulatory requirements. The Fund retained the Russell 2000® Growth Index as a secondary benchmark because the Russell 2000® Growth Index more closely reflects the market sectors in which the Fund invests.

Russell 2000® Growth Index measures the performance of the small cap growth segment of the U.S. equity universe. It includes those Russell 2000 Index companies with relatively higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Index is a float-adjusted capitalization weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000 Index. The Russell 2000 Index measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Russell 2000 Index is a subset of the Russell 3000 Index, which measures the performance of the broad U.S. equity market, as defined by FTSE Russell.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Fund's Investor Shares and after-tax returns for other share classes will vary.

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.